Concentrations, Risks and Uncertainties (Details) - Revenue Benchmark [Member]	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Customer Concentration Risk [Member] | Five Customers [Member]
Concentrations, Risks and Uncertainties [Line Items]
Percentage	78.78%	93.18%
Supplier Concentration Risk [Member] | Five Suppliers [Member]
Concentrations, Risks and Uncertainties [Line Items]
Percentage	75.19%	99.99%